Long term debt (Narrative) (Details)	1 Months Ended	3 Months Ended			12 Months Ended		51 Months Ended	54 Months Ended	12 Months Ended						12 Months Ended										3 Months Ended		12 Months Ended								3 Months Ended	12 Months Ended			3 Months Ended				12 Months Ended	15 Months Ended	12 Months Ended															12 Months Ended
	Dec. 28, 2013 CAD	Mar. 29, 2014 USD ($)	Mar. 29, 2014 CAD	Mar. 30, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Mar. 29, 2014 USD ($)	Dec. 28, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Mar. 29, 2014 Convertible Notes [Member] USD ($)	Mar. 29, 2014 Convertible Notes [Member] CAD	Dec. 28, 2013 Convertible Notes [Member] USD ($)	Dec. 28, 2013 Convertible Notes [Member] CAD	Dec. 29, 2012 Convertible Notes - 2012 [Member] USD ($)	Dec. 29, 2012 Convertible Notes - 2012 [Member] CAD	Dec. 31, 2012 Convertible Notes - 2012 [Member] USD ($)	Dec. 31, 2012 Convertible Notes - 2012 [Member] CAD	Mar. 29, 2014 Convertible Notes - 2012 [Member] USD ($)	Mar. 29, 2014 Convertible Notes - 2012 [Member] CAD	Dec. 28, 2013 Convertible Notes - 2012 [Member] USD ($)	Dec. 28, 2013 Convertible Notes - 2012 [Member] CAD	Mar. 30, 2013 Convertible Notes - 2012 [Member] USD ($)	Mar. 30, 2013 Convertible Notes - 2012 [Member] CAD	Mar. 29, 2014 Convertible Notes - 2013 [Member] USD ($)	Mar. 29, 2014 Convertible Notes - 2013 [Member] CAD	Dec. 28, 2013 Convertible Notes - 2013 [Member] USD ($)	Dec. 28, 2013 Convertible Notes - 2013 [Member] CAD	Dec. 28, 2013 Convertible Notes - 2013 [Member] USD ($)	Dec. 28, 2013 Convertible Notes - 2013 [Member] CAD	Dec. 28, 2013 Convertible Notes - 2013 [Member] Agent warrants [Member] USD ($)	Dec. 28, 2013 Convertible Notes - 2013 [Member] Agent warrants [Member] USD ($)	Dec. 28, 2013 Convertible Notes - 2013 [Member] Brokers Warrants [Member] USD ($)	Dec. 28, 2013 Convertible Notes - 2013 [Member] Brokers Warrants [Member] USD ($)	Mar. 29, 2014 Guaranty and Security Agreement - amendment [Member] USD ($)	Dec. 28, 2013 Guaranty and Security Agreement - amendment [Member] USD ($)	Dec. 28, 2013 Guaranty and Security Agreement - amendment [Member] USD ($)	Dec. 28, 2013 Guaranty and Security Agreement - amendment [Member] CAD	Mar. 29, 2014 IKEA Loan [Member] USD ($)	Mar. 29, 2014 IKEA Loan [Member] CAD	Mar. 29, 2014 IKEA Loan [Member] EUR (€)	Mar. 30, 2013 IKEA Loan [Member] USD ($)	Dec. 28, 2013 IKEA Loan [Member] USD ($)	Mar. 29, 2014 IKEA Loan [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] CAD	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] CAD	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Warrants [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Warrants [Member] CAD	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Warrants [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Warrants [Member] CAD	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] CAD	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] USD ($)	Dec. 28, 2013 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] CAD	Mar. 29, 2014 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] USD ($)	Mar. 29, 2014 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] CAD	Jul. 26, 2013 Closing a subordinated convertible debenture [Member] Convertible Notes - 2013 [Member] CAD	Dec. 28, 2013 Naturally Advanced Technologies [Member] USD ($)	Dec. 28, 2013 Naturally Advanced Technologies [Member] USD ($)
Notes Issued															$ 10,051,262	10,000,000	$ 10,051,262	10,000,000									$ 4,943,643	5,000,000	$ 4,943,643	5,000,000
Debt Instrument, Interest Rate, Stated Percentage															10.00%	10.00%	10.00%	10.00%									10.00%	10.00%	10.00%	10.00%									1.90%	1.90%	1.90%			1.90%															10.00%
Interest Payable																	277,513	277,397	446,992	493,151	264,143	281,471	524,182	523,972	223,521	246,575	114,412	121,918	114,412	121,918																							80,893	86,200	80,893	86,200	158,029	174,329
Payments of deferred debt issuance costs		48,218			886,733	1,083,936											1,083,936	1,019,069							427,049	487,830	427,049	487,830
Debt Instrument, Convertible, Conversion Price											$ 2.85	2.90	$ 2.85	2.90																																													1.25
Business Acquisition, Cost of Acquired Entity, Purchase Price																																				3,922,240	3,922,240																							5,500,000	5,500,000
Deferred financing costs																																	337,469	337,469
Proceeds from Convertible Debt		0		4,713,238	8,307,249	10,051,262	18,358,511	18,358,511																																													3,363,606	3,535,000	3,363,606	3,535,000
Class of Warrant or Right, Grants in Period, Net of Forfeitures		1,257,500	1,257,500		6,353,963	541,167																									192,360	192,360													2,828,000	2,828,000	2,828,000	2,828,000
Class of Warrant or Right, Grants in Period, Exercise Price	0.70		1.75			$ 3.45																											$ 1.25	$ 1.25		$ 1.25	$ 1.21	1.25							$ 2.00		$ 2.00
Warrants Issued During Period, Value						280,496																									66,278	66,278				79,931	79,931								974,387	1,003,910	974,387	1,003,910	754,829	777,700	754,829	777,700	2,295,309	2,757,300	2,295,309	2,757,300
Equity financing gross proceeds amount, redemption threshold																																																							19,400,000	20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%	0.00%																							0.00%	0.00%		0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									60.00%																								56.00%	56.00%		56.00%	56.00%	56.00%							56.00%	56.00%	56.00%	56.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									0.09%																								0.59%	0.59%		0.59%	0.59%	0.59%							0.59%	0.59%	0.59%	0.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									0 years 7 months 13 days																								2 years 9 months 29 days	2 years 9 months 29 days		2 years 5 months 1 day	2 years 5 months 1 day	2 years 5 months 1 day							2 years 9 months 29 days	2 years 9 months 29 days	2 years 9 months 29 days	2 years 9 months 29 days
Amortization of debt discount																																			60,147	94,030
Deferred Issuance costs for convertible debenture		11,140		481,962	886,733	1,083,936	1,970,669	1,981,809																			373,861		373,861		440,139	440,139
Additional Paid-in Capital		10,004,951			9,934,322	7,061,406	9,934,322	10,004,951																			102,670		102,670
Amortization of deferred debt issuance costs		101,576		85,531	346,789	59,642
Loan issued																																							2,197,153		1,597,000		0	2,197,153
Monthly installments																																							15,118		11,000
Loan payable																																							3,028,300		2,190,000			3,028,300
Unused credit facility amount																																							831,147		593,000			831,147
Accrued interest																																							8,255	9,087
Debt issuance costs																																							11,140				37,079	48,218
Accretion expense for deferred issuance costs																																							$ 4,730			$ 0